Investment funds (Details Textual)	Dec. 31, 2013
Bladex Offshore Feeder Fund [Member]
Schedule of Investments [Line Items]
Interest Percentage In Investments Funds	98.74%
Alpha 4X Feeder Fund [Member]
Schedule of Investments [Line Items]
Equity Participation In Percentage	55.87%
Bladex Latam Fund [Member]
Schedule of Investments [Line Items]
Interest Percentage In Investments Funds	92.38%